Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs [Line Items]
Original issue discount, convertible debt, Total		$ 1,842,000
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs [Line Items]
Original issue discount, convertible debt
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs [Line Items]
Original issue discount, convertible debt
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs [Line Items]
Original issue discount, convertible debt		$ 1,842,000